Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 41.2	€ 56.0
Weighted average Ordinary Shares (basic) in millions	174.5	174.4
Basic earnings per share	€ 0.24	€ 0.32
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 41.2	€ 56.0
Weighted average Ordinary Shares (diluted) in millions	174.5	174.4
Diluted earnings per share	€ 0.24	€ 0.32